Schedule of changes in contract acquisition costs (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Contract acquisition costs, beginning of period	$ 194	$ 114
Additions	14	496
Amortization	(159)	(416)
Contract acquisition costs, end of period	$ 49	$ 194